RELATED PARTIES - Sales and Trade Receivables (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Sales	$ 6,025	$ 7,765	$ 8,825
Calvert | Joint Venture
Disclosure of transactions between related parties [line items]
Sales	1,595	3,231	3,405
Trade receivables	0	26
Gonvarri Steel Industries | Associate
Disclosure of transactions between related parties [line items]
Sales	2,020	2,091	2,474
Trade receivables	66	60
Aperam | Other
Disclosure of transactions between related parties [line items]
Sales	330	382	445
Trade receivables	29	31
Borçelik | Joint Venture
Disclosure of transactions between related parties [line items]
Sales	299	287	371
Trade receivables	3	11
Bamesa | Associate
Disclosure of transactions between related parties [line items]
Sales	327	269	345
Trade receivables	21	20
Tuper S.A. | Joint Venture
Disclosure of transactions between related parties [line items]
Sales	65	231	238
Trade receivables	0	53
ArcelorMittal CLN Distribuzione Italia | Joint Venture
Disclosure of transactions between related parties [line items]
Sales	94	198	214
Trade receivables	61	2
Tameh | Joint Venture
Disclosure of transactions between related parties [line items]
Sales	137	168	214
Trade receivables	11	24
Coils Lamiere Nastri (C.L.N.) | Associate
Disclosure of transactions between related parties [line items]
Sales	95	144	185
Trade receivables	1	11
WDI | Associate
Disclosure of transactions between related parties [line items]
Sales	127	128	183
Trade receivables	22	9
ArcelorMittal RZK Çelik Servis Merkezi | Joint Venture
Disclosure of transactions between related parties [line items]
Sales	40	61	88
Trade receivables	10	16
AMNS India | Joint Venture
Disclosure of transactions between related parties [line items]
Sales	351	47	101
Trade receivables	8	3
Others
Disclosure of transactions between related parties [line items]
Sales	545	528	$ 562
Trade receivables	$ 40	$ 56